Equity-based Arrangements (Details) - Schedule of equity-based awards activity - Equity-Based Awards Activity [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, beginning balance	14,656	11,506	1,880
Weighted Average Grant Date Fair Value, beginning balance	$ 355.79	$ 345.53	$ 358
Number of Awards, ending balance	20,408	14,656	11,506
Weighted Average Grant Date Fair Value, ending balance	$ 580.61	$ 355.79	$ 345.53
Number of Awards, Awards vested as of 31, 2020	8,033
Weighted Average Grant Date Fair Value,Awards vested as of December 31, 2020	$ 377.45
Number of Awards, Awards expected to vest as of December 31, 2020	1,517
Weighted Average Grant Date Fair Value, Awards expected to vest as of December 31, 2020	$ 396.59
4th Source PIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Awards granted			8,394
Weighted Average Grant Date Fair Value, Awards granted			$ 348.67
Number of Awards, Awards forfeited/cancelled	(644)
Weighted Average Grant Date Fair Value, Awards forfeited/cancelled	$ 348.67
Management Performance Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Awards granted			1,232
Weighted Average Grant Date Fair Value, Awards granted			$ 297.63
AgileThought LLC PIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Awards granted		3,150
Weighted Average Grant Date Fair Value, Awards granted		$ 389
Number of Awards, Awards forfeited/cancelled	(1,650)
Weighted Average Grant Date Fair Value, Awards forfeited/cancelled	$ 389
2020 Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Awards granted	8,046
Weighted Average Grant Date Fair Value, Awards granted	$ 745.92